Expense Example, No Redemption {- Franklin LifeSmart™ 2035 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2035 Retirement Target Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	539
5 Years	955
10 Years	$ 2,117